Contingent Earnout Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contingent Earnout Liability

(8) Contingent Earnout Liability

In connection with the execution of the Merger Agreement (see Note (3) Business Combination), MTAC entered into the Sponsor Support Agreement. Pursuant to the Sponsor Support Agreement, the 3,125,000 Sponsor Earnout Shares became unvested and subject to potential forfeiture if certain triggering events are not achieved prior to the 5th anniversary of the Closing Date. Pursuant to the Sponsor Support Agreement, (i) 25% of the shares of the unvested Common Stock held by the Sponsor Holders will only vest if, during the five year period following the Closing, the volume weighted average price of our Common Stock equals or exceeds $15.00 for any 20 trading days within a period of 30 consecutive trading days, (ii) 25% of the shares of the unvested Common Stock held by the Sponsor Holders will only vest if, during the five year period following the Closing, the volume weighted average price of our Common Stock equals or exceeds $20.00 for any 20 trading days within a period of 30 consecutive trading days, (iii) 25% of the shares of the unvested Common Stock held by the Sponsor Holders will only vest if, during the five year period following the Closing, the volume weighted average price of our Common Stock equals or exceeds $25.00 for any 20 trading days within a period of 30 consecutive trading days; and (iv) 25% of the shares of the unvested Common Stock held by the Sponsor Holders will only vest if, during the five year period following the Closing, the volume weighted average price of our Common Stock equals or exceeds $30.00 for any 20 trading days within a period of 30 consecutive trading days. Additionally, the Sponsor Earnout Shares will vest if there is a change in control of our company on or before the 5th anniversary of the Closing Date that results in the holders of our Common Stock receiving a price per share equal to or in excess of the applicable earnout targets. Any such shares held by the Sponsor Holders that remain unvested after the 5th anniversary of the Closing will be forfeited.

The estimated fair value of the contingent earnout liability on the Closing Date, August 10, 2023, was $28.9 million, based on a Monte Carlo simulation valuation model. The liability was remeasured to its fair value of $8.2 million and $7.4 million, respectively, as of March 31, 2025 and December 31, 2024, respectively. This remeasurement resulted in the recording of a loss of $0.8 million and $4.0 million, respectively, for the three ended March 31, 2025 and 2024, respectively, classified as change in fair value of contingent earnout liability in the Condensed Consolidated Statements of Operations. Assumptions used in the valuation are described below:

	March 31, 2025	December 31, 2024
Current stock price	$5.52	$5.01
Expected share price volatility	70.0%	70.0%
Risk-free interest rate	3.9%	4.3%
Expected term (years)	3.36	3.61
Estimated dividend yield	-%	-%

The estimated fair value of the liability was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes. The inputs and assumptions utilized in the calculation require management to apply judgment and make estimates including:

(a)	expected volatility, which is based on the historical equity volatility of publicly traded peer companies for a term equal to the expected term of the earnout period;

(b)	expected term, which we based on the earnout period per the agreement;

(c)	risk-free interest rate, which was determined by reference to the U.S. Treasury yield curve for time periods commensurate with the expected term of the earnout period; and

(d)	expected dividend yield, which we estimate to be 0% based on the fact that we have never paid or declared dividends.

These estimates may be subjective in nature and involve uncertainties and matters of judgment and therefore cannot be determined with exact precision.

(9) Contingent Earnout Liability

As described in Note (2) Summary Of Significant Accounting Policies and Note (3) Business Combination, in connection with the execution of the Merger Agreement, MTAC entered into the Sponsor Support Agreement with the Sponsor Holders and Legacy TriSalus, pursuant to which, 3,125,000 of the shares of our Common Stock held by the Sponsor immediately after the Closing Date became unvested and subject to potential forfeiture if certain triggering events are not achieved during the Earnout Period. The earnout shares are classified as a liability and were initially measured at fair value at the Closing Date and will subsequently be remeasured at the end of each reporting period with the change in fair value of the earnout liability recorded in the Consolidated Statements of Operations.

The estimated fair value of the total contingent earnout liability at the closing on August 10, 2023, was $28.9 million based on a Monte Carlo simulation valuation model. The liability was remeasured to its fair value of $7.4 million and $18.6 million as of December 31, 2024 and 2023, respectively. This remeasurement resulted in recording gains of $11.2 million and $10.3 million for the years ended December 31, 2024 and 2023, respectively, classified as changes in fair value of contingent earnout liability in the Consolidated Statements of Operations. Assumptions used in the valuation are described below:

	December 31, 2024	December 31, 2023
Current stock price	$5.01	$8.45
Expected share price volatility	70.0%	65.0%
Risk-free interest rate	4.3%	3.9%
Expected term (years)	3.61	4.60
Estimated dividend yield	-%	-%

The estimated fair value of the liability was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes. The inputs and assumptions utilized in the calculation require management to apply judgment and make estimates including:

(a)	expected volatility, which is based on the historical equity volatility of publicly traded peer companies for a term equal to the expected term of the earnout period;

(b)	expected term, which we based on the earnout period per the agreement;

(c)	risk-free interest rate, which was determined by reference to the U.S. Treasury yield curve for time periods commensurate with the expected term of the earnout period; and

(d)	expected dividend yield, which we estimate to be zero based on the fact that we have never paid or declared dividends on the common stock of the Company.

The inputs utilized by management to value the warrant liabilities are subjective. The assumptions used in calculating the fair value of the warrant liabilities represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, the fair value of the warrant liabilities may be materially different in the future.